Finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Borrowings	$ 25,834	$ 26,441
Current portion of non-current borrowings	1,435	2,186
Non-current portion of non-current borrowings	24,399	24,255
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8,954	8,066
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	16,880	18,375
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	5,403	4,514
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,890	3,081
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,007	3,017
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	13,257	13,983
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	544	532
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings		3
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	110	122
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,623	$ 1,189